Leases - Schedule of Lease obligation adoption (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Lease liabilities, beginning of period	$ 1,942	$ 2,463
Additions	0	254
Interest expense on lease liabilities	110	153
Payment of lease liabilities	(1,035)	(928)
Balance, end of period	1,017	1,942
Current portion	926	926	$ 775
Non-current portion	$ 91	$ 1,016	$ 1,688